Schedule III Real Estate and Accumulated Depreciation (Parenthetical) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Mortgage loans on real estate		$ 500,000
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Federal Income Tax Basis		20,100,000
Right-of-use asset - operating lease	[1]	105,230	$ 105,230
Accumulated Depreciation Furniture Fixtures And Equipment		156,100
Furniture, Fixtures and Equipment
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Property, Plant and Equipment, Net		$ 272,500	$ 304,700

[1]	Refer to Note 14 for additional details on the Company’s leases.